Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	$ 391	$ 669
Liabilities	(5,492)	(5,886)
Net	(5,101)	(5,216)
Non-current, Assets	60	48
Non-current, Liabilities	(184)	(100)
Non-current, Net	(124)	(52)
Derivatives	331	621
Derivatives	(5,308)	(5,786)
Current derivative financial assets liabilities, net, Total	(4,977)	(5,164)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	223	238
Liabilities	(265)	(129)
Net	(42)	109
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4	0
Liabilities	0	(37)
Net	4	(37)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	38
Liabilities	(5)	0
Net	(5)	38
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	63	111
Liabilities	(187)	(273)
Net	(124)	(162)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	52	178
Liabilities	(174)	(20)
Net	(122)	158
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4	13
Liabilities		0
Net	4	13
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	32	62
Liabilities	(69)	(13)
Net	(37)	50
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(4,763)	(5,412)
Net	(4,763)	(5,412)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	12	29
Liabilities	(28)	(2)
Net	$ (16)	$ 27